Note 7 - Property and Equipment 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	September 30,	December 31,
	2023	2022
Machinery	$4,578,679	$1,643,010
Leasehold improvements	1,409,767	1,257,108
Software	70,000	70,000
Website	71,589	71,589
Office equipment	17,930	13,872
Construction in progress	721,563	2,487,673
	6,869,528	5,543,252
Less: Accumulated depreciation and amortization	(814,349)	(508,257)
Total property and equipment, net	$6,055,179	$5,034,995

	December 31,	December 31,
	2022	2021
Office equipment	$13,872	$13,872
Machinery	1,643,010	1,478,022
Software	70,000	70,000
Website	71,589	71,589
Leasehold improvements	1,257,108	1,257,869
Construction in progress	2,487,673	–
	5,543,252	2,891,352
Less: Accumulated depreciation and amortization	(508,257)	(210,096)
Total property and equipment, net	$5,034,995	$2,681,256